Employee Benefits	12 Months Ended
Sep. 30, 2025
Retirement Benefits [Abstract]
Employee Benefits

Note 18 — Employee Benefits

The Company accrues severance pay in according with law and certain employment procedures, mainly for the employees of its Israeli operations on the basis of the latest monthly salary paid to these employees and the length of time that they have worked for the

Israeli operations. This severance pay liability amounted to $295,214 and $301,561 as of September 30, 2025 and 2024, respectively, and is included as accrued employee costs in other noncurrent liabilities. This liability is partially funded by amounts on deposit with insurance companies that totaled $217,253 and $204,658 as of September 30, 2025 and 2024, respectively, and are included in other noncurrent assets. These accrued severance expenses were $25,028, $39,772 and $37,207 for fiscal years 2025, 2024 and 2023, respectively.

The Company sponsors defined contribution plans covering certain employees around the world. The plans primarily provide for Company matching contributions based upon a percentage of the employees’ contributions. The Company’s contributions in fiscal years 2025, 2024 and 2023 under such plans were not material compared to total operating expenses.